MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® MONEY MARKET PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® NEW DISCOVERY PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO	MFS® UTILITIES PORTFOLIO
MFS® HIGH YIELD PORTFOLIO	MFS® VALUE PORTFOLIO

Effective immediately, Appendix D entitled "Portfolio Manager(s)" on behalf of MFS New Discovery Portfolio only, is hereby restated as follows:

Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2012, the following benchmarks were used to measure the following portfolio manager's performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)

MFS New Discovery Portfolio	Thomas H. Wetherald	Russell 2000 Growth Index Lipper Variable Annuity Small-Cap Growth Funds

As of December 31, 2012, no benchmarks were used to measure the performance of Michael Grossman for MFS New Discovery Portfolio because he was not a portfolio manager of the Fund at that time.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

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Ownership of Fund Shares
The following table shows the dollar range of equity securities of each Fund beneficially owned by each Fund’s portfolio manager(s) as of January 31, 2014. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Because the Funds serve as underlying investment vehicles for variable annuity and life contracts, the portfolio managers are not eligible to invest directly in the Funds. Therefore, no portfolio manager owned shares of a Fund.

Other Accounts
In addition to the Fund, each Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of January 31, 2014, were as follows:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS New Discovery Portfolio	Michael Grossman	Registered Investment Companies*	6	$3.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	3	$417.8 million
	Thomas H. Wetherald	Registered Investment Companies*	6	$3.6 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	3	$417.8 million

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest
The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for a Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. Each Fund’s trade allocation policies may give rise to conflicts of interest if a Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of a Fund’s investments.  Investments selected for funds or accounts other than a Fund may outperform investments selected for a Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In most cases, however, the Adviser believes that a Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

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